UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               ------------

Check here if Amendment |_|; Amendment Number:
                                               ------------
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Asset Advisors, Inc.

Address: 747 Third Avenue, 31st Floor

         New York, NY  10017

13F File Number: 28-05690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David A. Katz

Title: President

Phone: (212) 486-2004

Signature, Place, and Date of Signing:

Signature,                      Place,                      and Date of Signing:

                                747 Third Avenue
/s/ David A. Katz               NY, NY 10017
--------------------------      -------------------         --------------------

Report Type (Check only one.):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number     Name

      028-12230                Alps Advisers Inc.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              1
                                         ---------------------------

Form 13F Information Table Entry Total:
                                         ---------------------------

Form 13F Information Table Value Total:
                                         ---------------------------
                                                  (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.   Form 13F File Number           Name

      028-12230                             Alps Advisers, Inc.

Matrix Asset Advisors, Inc.
FORM 13F
30-Jun-08

                                                                                                  Voting Authority
                                                                                                  ------------------
                                  Title of               Value     Shares/   Sh/  Put/  Invstmt   Other
Name of Issuer                    class         CUSIP    (x$1000)  Prn Amt   Prn  Call  Dscretn   Managers     Sole   Shared  None
------------------------------    --------    ---------- --------  --------  ---  ----  -------   ---------   ------  ------- ----
3M Company                        COM          88579y101     37331    536444 SH         Sole         112400    424044
American International Group I    COM          026874107     24265    917047 SH         Sole         163000    754047
Amgen                             COM          031162100     13008    275830 SH         Sole          64000    211830
Analog Devices                    COM          032654105     37190   1170593 SH         Sole         268000    902593
BP PLC - ADR                      COM          055622104       247      3552 SH         Sole                     3552
Bank of America Corp.             COM          060505104     24605   1030808 SH         Sole         221000    809808
Bristol-Myers                     COM          110122108     12306    599430 SH         Sole         130300    469130
Carnival Cruise Lines Inc Cl.     COM          143658300      6168    187145 SH         Sole          46000    141145
Chevron Corp.                     COM          166764100     53868    543403 SH         Sole         108300    435103
Chubb Corp.                       COM          171232101       202      4128 SH         Sole                     4128
Cisco Systems Inc                 COM          17275R102     38357   1649036 SH         Sole         352000   1297036
Citigroup                         COM          172967101     19159   1143154 SH         Sole         244000    899154
Coca Cola                         COM          191216100      1139     21916 SH         Sole                    21916
Comcast Corp. - Special Class     COM          20030N200     38785   2067407 SH         Sole         441500   1625907
ConocoPhillips                    COM          20825c104     55213    584950 SH         Sole         115000    469950
Covidien Ltd                      COM          G2552X108     48957   1022289 SH         Sole         213000    809289
Dell Inc                          COM          24702r101     45617   2084858 SH         Sole         443000   1641858
Devon Energy Co.                  COM          25179m103     54463    453256 SH         Sole          89000    364256
Discover Financial Services       COM          254709108      5774    438409 SH         Sole         143000    295409
Exxon Mobil Corporation           COM          30231g102      2796     31724 SH         Sole                    31724
First Place Financial Corp.       COM          33610t109       211     22401 SH         Sole                    22401
General Electric Co.              COM          369604103     38312   1435442 SH         Sole         280000   1155442
Intel Corporation                 COM          458140100     32613   1518273 SH         Sole         325000   1193273
J. P. Morgan Chase & Co.          COM          46625H100     29827    869340 SH         Sole         187000    682340
Johnson & Johnson                 COM          478160104       629      9781 SH         Sole                     9781
McGraw Hill Inc.                  COM          580645109     40366   1006138 SH         Sole         218000    788138
Merck & Co., Inc.                 COM          589331107       490     13002 SH         Sole                    13002
Merrill Lynch & Co.               COM          590188108     25153    793216 SH         Sole         182000    611216
MicroIslet, Inc.                  COM          59507q106        10     44500 SH         Sole                    44500
Microsoft Corporation             COM          594918104     44358   1612441 SH         Sole         317000   1295441
Monster Worldwide Inc.            COM          611742107     34978   1697140 SH         Sole         362000   1335140
Morgan Stanley                    COM          617446448     33444    927210 SH         Sole         190000    737210
Novellus Systems                  COM          670008101     38629   1822976 SH         Sole         393000   1429976
Office Depot Inc.                 COM          676220106     15809   1445033 SH         Sole         325000   1120033
Omnicom Group                     COM          681919106      8502    189445 SH         Sole          34200    155245
Pfizer Inc.                       COM          717081103     11411    653149 SH         Sole         130200    522949
Royal Dutch Shell PLC ADR - A     COM          780259206       276      3375 SH         Sole                     3375
Staples, Inc.                     COM          855030102     36107   1520307 SH         Sole         344000   1176307
Symantec Corp.                    COM          871503108     24139   1247475 SH         Sole         262000    985475
Time Warner Inc                   COM          887317105     42837   2894423 SH         Sole         625000   2269423
Tyco Electronics Ltd              COM          G9144P105     19374    540865 SH         Sole         107750    433115
Tyco International LTD.           COM          G9143X208     39924    997108 SH         Sole         213000    784108
Valero Energy                     COM          91913Y100      8969    217810 SH         Sole          46000    171810
Verizon Communications            COM          92343v104       238      6713 SH         Sole                     6713
Wal-Mart Stores Inc.              COM          931142103     50029    890190 SH         Sole         170000    720190
Walgreen Co.                      COM          931422109     19182    590045 SH         Sole         135000    455045
Western Union                     COM          959802109     42635   1724698 SH         Sole         355000   1369698
Wyeth                             COM          983024100     41969    875077 SH         Sole         175200    699877
Yahoo!                            COM          984332106      1285     62200 SH         Sole          24000     38200
E-Kong Group Ltd.                              G2952Q109         1     12500 SH         Sole                    12500
Prism Support Hldgs LLC                          3030551         0    250000 SH         Sole                   250000
OceanBoy Farms Inc.                            674990528         0    124995 SH         Sole                   124995
REPORT SUMMARY                             52 DATA RECORDS 1202829  40782647                        8553850  32228797
                                                                                1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                                                                  ALPS Advisers, Inc.
                                                                                  028-12230